Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Energy purchases	$ (6,096,863)	$ (5,654,358)	$ (3,940,466)
Fuel consumption	(277,117)	(226,843)	(229,308)
Transportation costs	(1,110,921)	(944,304)	(634,118)
Costs from construction contracts	(770,356)	(833,313)	(753,389)
Other raw materials and consumables	(285,766)	(289,582)	(325,507)
Raw Materials and Consumables Used	(8,541,023)	(7,948,400)	(5,882,788)
Gas
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Fuel consumption	(246,044)	(184,654)	(203,773)
Oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Fuel consumption	(13,101)	(37,065)	(6,431)
Coal
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Fuel consumption	$ (17,972)	$ (5,124)	$ (19,104)